UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05655

                         Scudder Municipal Income Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder Municipal Income Trust
Investment Portfolio as of February 28, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)   Value ($)
                                                                                   -------------------------------

Municipal Investments 152.6%
Alabama 5.2%
Alabama, Port Authority Revenue, Docks Department,
AMT, 6.3%, 10/1/2021 (a)                                                            8,250,000           8,837,235
Camden, AL, Industrial Development Board Revenue,
AMT, Series B, 6.375%, 12/1/2024                                                    1,000,000           1,087,960
Huntsville, AL, Hospital & Healthcare Revenue, Health Care
Authority, Series A, 5.75%, 6/1/2031                                                5,500,000           5,796,285
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)                    8,560,000           9,431,922
                                                                                                      ------------
                                                                                                       25,153,402

Arizona 1.6%
Arizona, Hospital & Healthcare Revenue, Health Facilities
Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020                     7,000,000           7,803,390
                                                                                                      ------------
California 16.4%
California, Daily Kindergarten University, Series A-2,
1.76%*, 5/1/2034, Citibank NA  (b)                                                    300,000             300,000
California, Electric Revenue, Department of Water Resources
and Power Supply, Series A, 5.375%, 5/1/2022                                        7,350,000           7,960,491
California, General Obligation, Economic Recovery,
Series A, 5.0%, 7/1/2015 (a)                                                        8,500,000           9,305,885
California, Hospital & Healthcare Revenue, Health Facilities
Funding Authority, Adventist Health Systems, Series A, 5.0%, 3/1/2028               1,000,000           1,012,630
California, Special Assessment Revenue, Golden State
Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038                                                          7,080,000           7,692,491
Series 2003-A-1, 6.75%, 6/1/2039                                                   11,730,000          12,291,046
California, State General Obligation:
5.0%, 12/1/2020                                                                     4,600,000           4,881,382
5.0%, 6/1/2026                                                                      1,000,000           1,051,580
5.125%, 4/1/2024                                                                    4,400,000           4,648,556
5.25%, 12/1/2021                                                                   10,215,000          11,091,243
5.25%, 4/1/2030                                                                     6,250,000           6,568,437
California, State Revenue Lease, Public Works Board,
Department of Corrections, Series C, 5.5%, 6/1/2021                                 2,500,000           2,756,175
California, State Revenue Lease, Public Works Board,
University of California Projects, Series F, 5.0%, 11/1/2025                        1,000,000           1,044,000
Palmdale, CA, Water District Revenue,
Certificates of Participation, 5.0%, 10/1/2034 (a)                                  3,570,000           3,709,087
Sacramento County, CA, Airport Revenue, AMT,
Series A, 5.9%, 7/1/2024 (a)                                                        5,000,000           5,275,500
                                                                                                      ------------
                                                                                                       79,588,503

Colorado 8.3%
Adams County, CO, Multi-Family Housing Revenue, Oasis
Park Apartments Project, Series A, 6.15%, 1/1/2026                                  6,000,000           6,183,720
Colorado, Hospital & Healthcare Revenue, Portercare
Adventist Health Project, 6.5%, 11/15/2031                                          1,000,000           1,106,560
Colorado, Hospital & Healthcare Revenue,
Poudre Valley Health Facilities:
Series A, 5.5%, 12/1/2017 (a)                                                       6,145,000           6,752,986
Series A, 6.0%, 12/1/2015 (a)                                                       5,705,000           6,419,951
Series A, 6.0%, 12/1/2016 (a)                                                       2,000,000           2,250,640
Colorado, Single Family Housing Revenue, AMT, Series B2,
7.25%, 10/1/2031                                                                      375,000             383,141
Colorado, Transportation/Tolls Revenue, Anticipation Note,
Prerefunded, 6.0%, 6/15/2011 (a)                                                   10,000,000          11,449,700
Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)                    5,000,000           5,574,800
                                                                                                      ------------
                                                                                                       40,121,498

District of Columbia 7.5%
District of Columbia, Core City General Obligation,
Series B, 5.5%, 6/1/2011 (a)                                                       20,000,000          22,354,600
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)                  640,000             707,526
District of Columbia, State General Obligation:
Series A, 5.25%, 6/1/2027 (a)                                                      10,830,000          11,508,391
Series A, 5.5%, 6/1/2014 (a)                                                        1,860,000           2,041,146
                                                                                                      ------------
                                                                                                       36,611,663

Florida 6.3%
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)              13,000,000          13,731,120
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)                                   7,735,000           2,988,495
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)                                  16,955,000           5,769,617
Hillsborough County, FL, Industrial Development Revenue,
University Community Hospital Project, Series A, 5.625%, 8/15/2023                  1,000,000           1,022,780
Miami-Dade County, FL, Transportation/Tolls Revenue,
Expressway Authority:
6.0%, 7/1/2013 (a)                                                                  1,665,000           1,906,658
6.0%, 7/1/2014 (a)                                                                  1,000,000           1,145,140
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities
Authority, Orlando Regional Healthcare, 5.75%, 12/1/2032                            1,000,000           1,066,590
Palm Beach County, FL, School District Revenue Lease,
Series A, Prerefunded, 5.75%, 8/1/2017 (a)                                          2,850,000           3,249,285
                                                                                                      ------------
                                                                                                       30,879,685

Georgia 0.9%
Atlanta, GA, Water & Wastewater Revenue,
Water Utilities Improvements, 5.0%, 11/1/2024 (a)                                   4,000,000           4,237,360
                                                                                                      ------------
Hawaii 7.4%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)                   8,800,000          10,160,304
Hawaii, Electric Revenue, Department of Budget & Finance, AMT:
Series D, 6.15%, 1/1/2020 (a)                                                       2,195,000           2,418,737
Series A, 6.2%, 5/1/2026 (a)                                                       13,200,000          13,818,948
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)                                                        2,950,000           3,319,311
Series A, 6.0%, 7/1/2012 (a)                                                        3,135,000           3,486,872
Hawaii, State General Obligation, Series CT,
Prerefunded, 5.75%, 9/1/2014 (a)                                                    2,310,000           2,600,898
                                                                                                      ------------
                                                                                                       35,805,070

Idaho 0.1%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025                  305,000             305,464
                                                                                                      ------------
Illinois 8.8%
Chicago, IL, Airport Revenue, O'Hare International Airport,
AMT, 5.5%, 1/1/2014 (a)                                                            10,000,000          10,855,400
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)                                           2,085,000           2,396,478
Series A, Prerefunded, 6.125%, 1/1/2015 (a)                                         2,000,000           2,311,000
Series A, 6.125%, 1/1/2016 (a)                                                      2,000,000           2,293,960
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)                                           1,000,000           1,149,390
Series A, 6.0%, 1/1/2017 (a)                                                        1,000,000           1,141,960
Illinois, Higher Education Revenue, DePaul University,
Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)                                                  2,695,000           3,057,801
Prerefunded, 5.625%, 10/1/2015 (a)                                                  1,710,000           1,940,200
Illinois, Hospital & Healthcare Revenue, Adventist Health
System, 5.5%, 11/15/2020                                                            2,500,000           2,634,575
Illinois, Hospital & Healthcare Revenue, Children's Memorial
Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)                              4,000,000           4,468,840
Illinois, Pollution Control Revenue, Commonwealth
Edison Co. Project, Series D, 6.75%, 3/1/2015 (a)                                   4,220,000           4,316,470
Illinois, Sales & Special Tax Revenue,
Metropolitan Pier & Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)                                                  1,955,000           2,273,743
Series A, 5.5%, 6/15/2017 (a)                                                       1,555,000           1,782,170
Will County, IL, Industrial Development Revenue,
Mobil Oil Refining Corp. Project, AMT, 6.0%, 2/1/2027                               2,000,000           2,083,380
                                                                                                      ------------
                                                                                                       42,705,367

Indiana 1.1%
Indiana, Hospital & Healthcare Revenue,
Health Facilities Authority, 5.5%, 11/1/2031                                        5,000,000           5,266,400
                                                                                                      ------------
Kansas 0.7%
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                       3,000,000           3,281,910
                                                                                                      ------------
Kentucky 1.3%
Kentucky, Hospital & Healthcare Revenue, Economic
Development Finance Authority, Norton Healthcare, Inc.:
Series A, 6.5%, 10/1/2020                                                           2,000,000           2,177,880
Series A, 6.625%, 10/1/2028                                                         4,000,000           4,323,480
                                                                                                      ------------
                                                                                                        6,501,360

Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)                                    2,000,000           2,293,600
                                                                                                      ------------
Maine 1.7%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)                  1,550,000           1,585,479
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)                             6,165,000           6,567,205
                                                                                                      ------------
                                                                                                        8,152,684

Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of
Maryland Medical System, 6.75%, 7/1/2030                                            2,500,000           2,813,100
                                                                                                      ------------
Massachusetts 3.5%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)                   8,000,000           8,717,920
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project,
AMT, Series A, 5.875%, 9/1/2023 (a)                                                 5,000,000           5,238,750
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)            3,000,000           3,232,050
                                                                                                      ------------
                                                                                                       17,188,720

Michigan 2.1%
Chippewa County, MI, Hospital & Healthcare Revenue,
Chippewa County War Memorial, Series B, 5.625%, 11/1/2014                           1,500,000           1,506,405
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)                                                                  3,425,000           3,765,856
5.75%, 6/1/2016 (a)                                                                 4,640,000           5,171,373
                                                                                                      ------------
                                                                                                       10,443,634

Minnesota 1.6%
Minneapolis & St. Paul, MN, Airport Revenue, AMT,
Series B, 6.0%, 1/1/2012 (a)                                                        4,395,000           4,850,190
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT,
Series B, 5.625%, 1/1/2015 (a)                                                      2,500,000           2,704,125
                                                                                                      ------------
                                                                                                        7,554,315

Missouri 1.2%
Missouri, Hospital & Healthcare Revenue,
Lake of the Ozarks General Hospital:
Prerefunded, 6.5%, 2/15/2021                                                          760,000             802,811
6.5%, 2/15/2021                                                                       365,000             376,990
St. Louis, MO, Industrial Development Authority Revenue,
St. Louis Convention Center:
AMT, Series A, 6.875%, 12/15/2020                                                   1,500,000           1,269,750
AMT, Series A, 7.2%, 12/15/2028                                                     4,000,000           3,383,720
                                                                                                      ------------
                                                                                                        5,833,271

Nevada 2.5%
Las Vegas, NV, Core City General Obligation,
Water & Sewer Revenue, 5.375%, 4/1/2014 (a)                                         2,705,000           3,000,548
Nevada, State General Obligation, Capital Improvement and
Cultural Affairs Project, Series A, 5.5%, 2/1/2014                                  2,575,000           2,829,616
Washoe County, NV, School District General Obligation,
Prerefunded, 5.75%, 6/1/2014 (a)                                                    5,450,000           6,111,739
                                                                                                      ------------
                                                                                                       11,941,903

New Jersey 11.0%
New Jersey, Casino Reinvestment Development Authority,
Hotel Room Fee Revenue, 5.0%, 1/1/2025 (a)                                          4,000,000           4,232,720
New Jersey, Economic Development Authority Revenue,
Cigarette Tax, 5.75%, 6/15/2034                                                     1,090,000           1,156,348
New Jersey, Hospital & Healthcare Revenue, General Hospital
Center at Passaic, ETM, 6.75%, 7/1/2019 (a)                                         5,000,000           6,366,550
New Jersey, Industrial Development Revenue, American
Water Co., Inc. Project, AMT, Series A, 6.875%, 11/1/2034 (a)                      10,775,000          11,028,967
New Jersey, Industrial Development Revenue, Economic Development
Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026                             1,400,000           1,424,276
New Jersey, Resource Recovery Revenue, Tobacco
Settlement Financing Corp., 5.75%, 6/1/2032                                         2,465,000           2,462,732
New Jersey, State Agency General Obligation Lease, Transportation
Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017                      10,000,000          11,296,400
New Jersey, Transportation/Tolls Revenue, Economic Development
Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)                               6,000,000           6,668,820
New Jersey, Transportation/Tolls Revenue, Garden State
Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)                                    8,000,000           8,997,840
                                                                                                      ------------
                                                                                                       53,634,653

New York 14.2%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)                        3,390,000           3,882,330
New York, State Agency General Obligation Lease,
Higher Education Revenue, Dormitory Authority,
Bronx-Lebanon Hospital Center, Series E, 5.2%, 2/15/2016                            1,770,000           1,850,411
New York, State Agency General Obligation Lease, Higher Education
Revenue, Dormitory Authority, City University, Series A,
5.625%, 7/1/2016                                                                    1,500,000           1,721,160
New York, State Agency General Obligation Lease,
Higher Education Revenue, Dormitory Authority:
Jamaica Hospital, Series F, 5.2%, 2/15/2016                                         1,000,000           1,045,430
New York, NY, Core City General Obligation:
Series F, 5.25%, 8/1/2015 (a)                                                      10,380,000          11,122,793
Series F, 5.25%, 8/1/2015                                                           5,000,000           5,351,150
New York, NY, General Obligation:
Series G, 5.0%, 12/1/2023                                                           2,000,000           2,095,040
Series D, 5.0%, 11/1/2024                                                           7,500,000           7,836,000
New York, NY, Sales & Special Tax Revenue,
Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014                                           1,645,000           1,901,603
Series B, 6.125%, 11/15/2014                                                          355,000             407,416
Series B, Prerefunded, 6.125%, 11/15/2015                                           3,000,000           3,467,970
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)                                                    10,000,000          10,758,200
Series A-1, 5.5%, 6/1/2019                                                          1,900,000           2,119,146
Series A-1, 5.5%, 6/1/2019                                                          5,500,000           6,134,370
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)                                                   5,000,000           5,573,600
Prerefunded, 5.75%, 4/1/2014 (a)                                                    2,000,000           2,239,020
Niagara Falls, NY, School District General Obligation,
5.6%, 6/15/2014 (a)                                                                 1,180,000           1,288,631
                                                                                                      ------------
                                                                                                       68,794,270

North Carolina 1.7%
Charlotte, NC, Airport Revenue, AMT:
Series B, 5.75%, 7/1/2013 (a)                                                       2,480,000           2,719,419
Series B, 5.875%, 7/1/2014 (a)                                                      1,140,000           1,253,328
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017                                                          1,000,000           1,063,670
Series B, 6.375%, 1/1/2013                                                          3,000,000           3,354,330
                                                                                                      ------------
                                                                                                        8,390,747

North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue,
Altru Health Care System, 7.125%, 8/15/2024                                         3,400,000           3,729,188
                                                                                                      ------------
Ohio 2.3%
Cuyahoga County, OH, Hospital Revenue, Meridia Health
Systems, Prerefunded, 6.25%, 8/15/2024                                              2,350,000           2,440,310
Green Springs, OH, Senior Care Revenue, St. Francis
Health Care Center Project, Series A, 7.125%, 5/15/2025                             6,000,000           5,266,080
Ohio, Higher Education Revenue, University of Findlay Project:
6.125%, 9/1/2016                                                                    2,000,000           2,047,460
6.15%, 9/1/2011                                                                     1,635,000           1,687,680
                                                                                                      ------------
                                                                                                       11,441,530

Oregon 3.3%
Oregon, Other Revenue Lease, Department of Administrative Services:
Series A, 5.5%, 5/1/2010 (a)                                                        2,245,000           2,403,340
Series A, 5.6%, 5/1/2011 (a)                                                        2,120,000           2,273,975
Oregon, State General Obligation Lease, Department of
Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)                 1,000,000           1,159,160
Oregon, State Revenue Lease, Department of Administrative
Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)                                1,000,000           1,159,160
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)                                                     3,100,000           3,472,775
Series A, 5.75%, 6/15/2018 (a)                                                      2,225,000           2,497,874
Series A, 5.75%, 6/15/2019 (a)                                                      2,820,000           3,165,845
                                                                                                      ------------
                                                                                                       16,132,129

Pennsylvania 2.3%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development
Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031                  2,570,000           2,821,217
Pennsylvania, University of Pennsylvania, 5.0%, 9/1/2029                              500,000             523,520
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)                 5,000,000           5,174,050
Philadelphia, PA, Municipal Authority Revenue, Series B,
5.25%, 11/15/2018 (a)                                                               2,500,000           2,707,775
                                                                                                      ------------
                                                                                                       11,226,562

Rhode Island 0.8%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032                4,000,000           3,992,160
                                                                                                      ------------
South Carolina 2.5%
Greenwood County, SC, Hospital & Healthcare Revenue,
South Carolina Memorial Hospital, 5.5%, 10/1/2031                                   1,500,000           1,572,045
South Carolina, Hospital & Healthcare Revenue, Jobs Economic
Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                            5,420,000           6,109,587
Series A, Prerefunded, 7.375%, 12/15/2021                                           2,000,000           2,451,320
South Carolina, Tobacco Settlement Revenue
Management Authority, Series B, 6.0%, 5/15/2022                                     2,000,000           2,027,220
                                                                                                      ------------
                                                                                                       12,160,172

Tennessee 2.8%
Memphis-Shelby County, TN, Airport Revenue, AMT,
Series D, 6.25%, 3/1/2017 (a)                                                       4,690,000           5,260,913
Shelby County, TN, Health Educational & Housing Facility Board,
Hospital Revenue, Methodist Health Care:
ETM, 6.5%, 9/1/2026                                                                 2,615,000           3,132,875
Prerefunded, 6.5%, 9/1/2026                                                         4,385,000           5,254,063
                                                                                                      ------------
                                                                                                       13,647,851

Texas 19.1%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)                                                                3,190,000           3,579,244
6.0%, 11/15/2015 (a)                                                                3,480,000           3,907,065
6.0%, 11/15/2016 (a)                                                                3,625,000           4,069,860
Brazos River, TX, Pollution Control Revenue, Brazos River Authority,
Texas Utilities Electric Co. Project, AMT, Series C, 5.75%*, 5/1/2036               3,965,000           4,276,887
Dallas-Fort Worth, TX, Airport Revenue, International Airport,
AMT, Series A, 5.875%, 11/1/2016 (a)                                                6,500,000           7,265,895
El Paso, TX, State General Obligation:
5.875%, 8/15/2012 (a)                                                               1,000,000           1,073,320
5.875%, 8/15/2013 (a)                                                               1,570,000           1,685,112
5.875%, 8/15/2014 (a)                                                               1,665,000           1,787,078
Harris County, TX, Health Facilities Development Corp.,
Hospital Revenue, Memorial Hermann Healthcare Systems,
Series A, 5.125%, 12/1/2022                                                         1,000,000           1,029,330
Harris County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., Memorial Hermann
Healthcare, Series A, 6.375%, 6/1/2029                                              5,500,000           6,028,880
Houston, TX, Airport Revenue, People Mover Project,
AMT, Series A, 5.5%, 7/15/2017 (a)                                                  3,300,000           3,435,927
Houston, TX, Port Authority Revenue, Airport Revenue,
AMT, Series A, 5.875%, 7/1/2014 (a)                                                 3,960,000           4,376,830
Lower Neches Valley, TX, Industrial Development Revenue,
Mobil Oil Refining Corp. Project, AMT, 6.4%, 3/1/2030                              17,000,000          17,390,490
Red River, TX, School District Revenue Lease,
St. Mark's School Project, 6.0%, 8/15/2019                                          5,390,000           5,971,851
Tarrant County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., 6.7%, 11/15/2030                               4,500,000           4,945,410
Texas, Industrial Development Revenue, Waste
Disposal Authority, AMT, Series A, 6.1%, 8/1/2024                                   2,000,000           2,130,640
Texas, State General Obligation, College
Student Loans, AMT, 5.0%, 8/1/2021                                                  4,015,000           4,037,604
Texas, State Turnpike Authority, Dallas
Northway Revenue, 5.5%, 1/1/2015 (a)                                               14,605,000          15,824,664
                                                                                                      ------------
                                                                                                       92,816,087

Utah 0.0%
Utah, Single Family Housing Revenue, Housing
Finance Agency, AMT, Series B2, 6.65%, 7/1/2026                                        30,000              30,019
                                                                                                      ------------
Washington 5.8%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)                     7,355,000           8,365,724
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)                                                        1,085,000           1,182,096
Series B, 5.75%, 9/1/2013 (a)                                                       1,045,000           1,152,280
Skagit County, WA, School District General Obligation,
School District No. 1, Burlington Edison, 5.625%, 12/1/2014 (a)                     1,570,000           1,767,412
Snohomish County, WA, Electric Revenue,
Public Utility District No. 1, 5.375%, 12/1/2024 (a)                                3,000,000           3,279,510
Washington, Electric Revenue, Energy Northwest
Columbia Generating, Series B, 6.0%, 7/1/2018 (a)                                   3,000,000           3,447,180
Washington, Hospital & Healthcare Revenue, Group
Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)                                   1,500,000           1,633,395
Washington, State General Obligation:
Series A, 5.5%, 7/1/2013                                                            2,000,000           2,187,120
Series A, 5.5%, 7/1/2016                                                            4,835,000           5,273,003
                                                                                                      ------------
                                                                                                       28,287,720

West Virginia 4.5%
West Virginia, Hospital & Healthcare Revenue,
Hospital Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022                                                           2,355,000           2,626,343
6.75%, 9/1/2030                                                                       395,000             435,499
West Virginia, Hospital Finance Authority,
Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022                                                        9,645,000          11,450,641
Prerefunded, 6.75%, 9/1/2030                                                        2,000,000           2,374,420
Prerefunded, 6.75%, 9/1/2030,                                                       1,605,000           1,905,472
West Virginia, Water & Sewer Revenue, Water
Development Authority, Series B, 5.25%, 11/1/2023 (a)                               2,740,000           2,980,051
                                                                                                      ------------
                                                                                                       21,772,426

Wisconsin 2.2%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027                     4,650,000           4,782,618
Wisconsin, Hospital & Healthcare Revenue, Health &
Education Facilities Authority, Aurora Health Care, Inc.,
Series A, 5.6%, 2/15/2029                                                           6,000,000           6,116,820
                                                                                                      ------------
                                                                                                       10,899,438

                                                                                       % of
                                                                                     Net Assets        Value ($)
                                                                                     ----------        ---------

Total Investment Portfolio  (Cost $678,173,866)                                         152.6         741,437,251
Other Assets and Liabilities, Net                                                         1.9           9,564,424
Preferred Stock, at Redemption Value                                                    -54.5         -265,000,000
                                                                                                      ------------
Net Assets                                                                              100.0         486,001,675
                                                                                                      ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

(a) Bond is insured by one of these companies:

                                                              As of % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                                15.9
--------------------------------------------------------------------------------
FGIC             Financial Guaranty Insurance Company                 11.8
--------------------------------------------------------------------------------
FSA              Financial Security Assurance                         16.1
--------------------------------------------------------------------------------
MBIA             Municipal Bond Investors Assurance                   15.8
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Municipal Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005